Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.32
Maximum Aggregate Offering Price	$ 1,980,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 303.14
Offering Note	(1) Represents 1,500,000 shares of common stock, par value $0.001 per share ("Common Stock"), of Bridgeline Digital, Inc. (the "Registrant") available for issuance under the Registrant's 2025 Stock Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (this "Registration Statement") filed by the Registrant shall also cover any additional shares of Common Stock that may become issuable under the Plan pursuant to this Registration Statement by reason of any stock split, recapitalization, stock dividend or other similar transaction or capital adjustment effected without receipt of consideration or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. (2) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the NASDAQ Capital Market on September 25, 2025.